Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease

Operating Leases
Amounts due within twelve months of June 30,

2019	$102,656
2020	32,280
2021	19,695
2022	-
2023	-
thereafter	-
Total minimum lease payments	154,631
Less: effect of discounting	7,241
Present Value of future minimum lease payments	147,390
Less: current obligations under leases	97,445
Long-term lease obligations	$49,945

Year 2019 - $ 77,309
Year 2020 - $ 45,651